Related Party Financing and Prior Restructuring Transactions - Related Party Financing Arrangements (Details)	Jun. 30, 2021 EUR (€)	Jan. 31, 2021 instrument	Jan. 27, 2021 instrument	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€) instrument
Disclosure of detailed information about borrowings
Borrowings | €				€ 191,194,000
Convertible Preferred Equity Certificates | MYT Intermediate Holding Co.
Disclosure of detailed information about borrowings
Number of instruments | instrument					2
Borrowings | €	€ 0				€ 36,095,000
Variable Interest Shareholder Loans | MYT Intermediate Holding Co.
Disclosure of detailed information about borrowings
Number of instruments | instrument					2
Borrowings | €	€ 0				€ 89,984,000
Fixed Interest Shareholder Loans
Disclosure of detailed information about borrowings
Number of loans fully repaid | instrument		2
Fixed Interest Shareholder Loans | MYT Intermediate Holding Co.
Disclosure of detailed information about borrowings
Number of instruments | instrument			2
Fixed Interest Shareholder Loans | MYT Note Holdco Inc.
Disclosure of detailed information about borrowings
Number of loans fully repaid | €	2